Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 03, 2014 CompensationPlan	Apr. 27, 2013	Apr. 28, 2012	May 03, 2014 Selling and administrative expenses	Apr. 27, 2013 Selling and administrative expenses	Apr. 28, 2012 Selling and administrative expenses	May 03, 2014 Restricted Stock	Apr. 27, 2013 Restricted Stock	Apr. 28, 2012 Restricted Stock	May 03, 2014 Restricted Stock Minimum	May 03, 2014 Restricted Stock Maximum	May 03, 2014 Restricted Stock Units (RSUs)	Apr. 27, 2013 Restricted Stock Units (RSUs)	Apr. 28, 2012 Restricted Stock Units (RSUs)	Apr. 30, 2011 Restricted Stock Units (RSUs)	May 03, 2014 Restricted Stock Units (RSUs) Minimum	May 03, 2014 Restricted Stock Units (RSUs) Maximum	May 03, 2014 Stock Options	May 03, 2014 Two Thousand Nine Equity Incentive Plan	Sep. 11, 2012 Two Thousand Nine Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based incentive plans	4
Number of additional shares authorized																				1,700,000
Shares of common stock available for future grants	3,381,000																		3,380,683
Vesting period in years										1 year	4 years					1 year	4 years	4 years
Contractual term																		10 years
Stock options granted	0	515,000	1,563,000
Total intrinsic value of options exercised	$ 227	$ 1,206	$ 521
Total unrecognized compensation expense							433					40,061						3,791
Unrecognized compensation expense, weighted average period							4 months 24 days					2 years 6 months 18 days						1 year 6 months 29 days
Total fair value of shares that vested							2,955	13,447	14,067			9,475	205
Granted							61,000	60,000	83,000			2,469,000	1,029,000		0
Vested							194,000	866,000	1,073,000			497,000	13,000	0
Stock-based compensation expense	$ 12,171	$ 20,187	$ 20,775	$ 12,171	$ 20,187	$ 20,775